Condensed Balance Sheets (Parenthetical) - $ / shares	Jan. 19, 2021	Jan. 11, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Common stock, shares redemption			27,600,000	27,600,000	27,600,000	0
Preferred stock, par value			$ 0.0001			$ 0.0001
Preferred stock, shares authorized			1,000,000			1,000,000
Preferred stock, shares issued			0			0
Preferred stock, shares outstanding			0			0
Common stock, par value			$ 0.0001			$ 0.0001
Common stock, shares authorized			100,000,000			50,000,000
Common stock, shares issued			6,900,000			6,900,000
Common stock, shares outstanding			6,900,000			6,900,000
Subsequent Event [Member]
Common stock, shares authorized		100,000,000
Common stock, shares issued		6,900,000
Common stock, shares outstanding		6,900,000
Common stock, shares subject to forfeiture		900,000
Common stock dividend, shares		1,150,000
Common stock, shares not subject to forfeiture	900,000	1,150,000